Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
TRANSAMERICA FUNDS
Supplement to the Currently Effective Prospectuses and
Summary Prospectuses
*     *     *
Transamerica Event Driven
Transamerica Unconstrained Bond
Transamerica Event Driven
Effective June 1, 2021, the following replaces in its entirety the corresponding information in the Retail Prospectus and Summary Prospectus for Transamerica Event Driven in the “Performance” section under the sub-heading
“Average Annual Total Returns”:
Average Annual Total Returns (periods ended December 31, 2020)

	1 Year	Since Inception	Inception Date
Class I			11/11/2016
Return before taxes	16.28%	7.65%
Return after taxes on distributions	13.88%	6.73%
Return after taxes on distributions and sale of fund shares	10.40%	5.68%
ICE BofAML U.S. 3-Month Treasury Bill Index 1 (reflects no deduction for fees, expenses or taxes)	0.67%	1.39%
ICE BofAML U.S. Dollar LIBOR 3-Month Constant Maturity Index (reflects no deduction for fees, expenses or taxes)	1.08%	1.68%

1
Effective June 1, 2021, ICE BofAML U.S.
3-Month
Treasury Bill Index became the fund’s primary benchmark. Prior to June 1, 2021, the fund’s primary benchmark was the ICE BofAML U.S. Dollar LIBOR
3-Month
Constant Maturity Index. The change to the primary benchmark was made to more accurately reflect the principal investment strategies of the fund.

Effective June 1, 2021, the following replaces in its entirety the corresponding information in the Class I2 Prospectus and Summary Prospectus for Transamerica Event Driven in the “Performance” section under the sub-heading
“Average Annual Total Returns”:
Average Annual Total Returns (periods ended December 31, 2020)

	1 Year	5 Years	Since Inception	Inception Date
Class I2				03/31/2015
Return before taxes	15.68%	7.22%	4.97%
Return after taxes on distributions	13.25%	6.33%	4.19%
Return after taxes on distributions and sale of fund shares	10.06%	5.35%	3.61%
ICE BofAML U.S. 3-Month Treasury Bill Index 1 (reflects no deduction for fees, expenses or taxes)	0.67%	1.20%	1.05%
ICE BofAML U.S. Dollar LIBOR 3-Month Constant Maturity Index (reflects no deduction for fees, expenses or taxes)	1.08%	1.50%	1.34%

1
Effective June 1, 2021, ICE BofAML U.S.
3-Month
Treasury Bill Index became the fund’s primary benchmark. Prior to June 1, 2021, the fund’s primary benchmark was the ICE BofAML U.S. Dollar LIBOR
3-Month
Constant Maturity Index. The change to the primary benchmark was made to more accurately reflect the principal investment strategies of the fund.

Transamerica Unconstrained Bond
Effective June 1, 2021, the following replaces in its entirety the corresponding information in the Retail Prospectus and Summary Prospectus for Transamerica Unconstrained Bond in the “Performance” section under the sub-heading
“Average Annual Total Returns”:
Average Annual Total Returns (periods ended December 31, 2020)

	1 Year	5 Years	Since Inception	Inception Date
Class I				12/08/2014
Return before taxes	7.53%	5.15%	4.04%
Return after taxes on distributions	6.05%	3.69%	2.60%
Return after taxes on distributions and sale of fund shares	4.40%	3.30%	2.44%
ICE BofAML U.S. 3-Month Treasury Bill Index 1 (reflects no deduction for fees, expenses or taxes)	0.67%	1.20%	1.00%
ICE BofAML U.S. Dollar LIBOR 3-Month Constant Maturity Index (reflects no deduction for fees, expenses or taxes)	1.08%	1.50%	1.28%

1
Effective June 1, 2021, ICE BofAML U.S.
3-Month
Treasury Bill Index became the fund’s primary benchmark. Prior to June 1, 2021, the fund’s primary benchmark was the ICE BofAML U.S. Dollar LIBOR
3-Month
Constant Maturity Index. The change to the primary benchmark was made to more accurately reflect the principal investment strategies of the fund.

Effective June 1, 2021, the following replaces in its entirety the corresponding information in the Class I2 Prospectus and Summary Prospectus for Transamerica Unconstrained Bond in the “Performance” section under the sub-heading
“Average Annual Total Returns”:
Average Annual Total Returns (periods ended December 31, 2020)

	1 Year	5 Years	Since Inception	Inception Date
Class I2				12/08/2014
Return before taxes	7.64%	5.32%	4.17%
Return after taxes on distributions	6.12%	3.77%	2.66%
Return after taxes on distributions and sale of fund shares	4.46%	3.39%	2.51%
ICE BofAML U.S. 3-Month Treasury Bill Index 1 (reflects no deduction for fees, expenses or taxes)	0.67%	1.20%	1.00%
ICE BofAML U.S. Dollar LIBOR 3-Month Constant Maturity Index (reflects no deduction for fees, expenses or taxes)	1.08%	1.50%	1.28%

1
Effective June 1, 2021, ICE BofAML U.S.
3-Month
Treasury Bill Index became the fund’s primary benchmark. Prior to June 1, 2021, the fund’s primary benchmark was the ICE BofAML U.S. Dollar LIBOR
3-Month
Constant Maturity Index. The change to the primary benchmark was made to more accurately reflect the principal investment strategies of the fund.

*     *     *

Transamerica Event Driven
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
TRANSAMERICA FUNDS
Supplement to the Currently Effective Prospectuses and
Summary Prospectuses
*     *     *
Transamerica Event Driven
Transamerica Event Driven
Effective June 1, 2021, the following replaces in its entirety the corresponding information in the Retail Prospectus and Summary Prospectus for Transamerica Event Driven in the “Performance” section under the sub-heading
“Average Annual Total Returns”:
Average Annual Total Returns (periods ended December 31, 2020)

	1 Year	Since Inception	Inception Date
Class I			11/11/2016
Return before taxes	16.28%	7.65%
Return after taxes on distributions	13.88%	6.73%
Return after taxes on distributions and sale of fund shares	10.40%	5.68%
ICE BofAML U.S. 3-Month Treasury Bill Index 1 (reflects no deduction for fees, expenses or taxes)	0.67%	1.39%
ICE BofAML U.S. Dollar LIBOR 3-Month Constant Maturity Index (reflects no deduction for fees, expenses or taxes)	1.08%	1.68%

1
Effective June 1, 2021, ICE BofAML U.S.
3-Month
Treasury Bill Index became the fund’s primary benchmark. Prior to June 1, 2021, the fund’s primary benchmark was the ICE BofAML U.S. Dollar LIBOR
3-Month
Constant Maturity Index. The change to the primary benchmark was made to more accurately reflect the principal investment strategies of the fund.

Effective June 1, 2021, the following replaces in its entirety the corresponding information in the Class I2 Prospectus and Summary Prospectus for Transamerica Event Driven in the “Performance” section under the sub-heading
“Average Annual Total Returns”:
Average Annual Total Returns (periods ended December 31, 2020)

	1 Year	5 Years	Since Inception	Inception Date
Class I2				03/31/2015
Return before taxes	15.68%	7.22%	4.97%
Return after taxes on distributions	13.25%	6.33%	4.19%
Return after taxes on distributions and sale of fund shares	10.06%	5.35%	3.61%
ICE BofAML U.S. 3-Month Treasury Bill Index 1 (reflects no deduction for fees, expenses or taxes)	0.67%	1.20%	1.05%
ICE BofAML U.S. Dollar LIBOR 3-Month Constant Maturity Index (reflects no deduction for fees, expenses or taxes)	1.08%	1.50%	1.34%

1
Effective June 1, 2021, ICE BofAML U.S.
3-Month
Treasury Bill Index became the fund’s primary benchmark. Prior to June 1, 2021, the fund’s primary benchmark was the ICE BofAML U.S. Dollar LIBOR
3-Month
Constant Maturity Index. The change to the primary benchmark was made to more accurately reflect the principal investment strategies of the fund.

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (periods ended December 31, 2020)
Transamerica Event Driven | Class I
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.28%
Since Inception	rr_AverageAnnualReturnSinceInception	7.65%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 11, 2016
Transamerica Event Driven | Class I2
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	15.68%
5 Years	rr_AverageAnnualReturnYear05	7.22%
Since Inception	rr_AverageAnnualReturnSinceInception	4.97%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 31, 2015
Transamerica Event Driven | Return after taxes on distributions | Class I
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	13.88%
Since Inception	rr_AverageAnnualReturnSinceInception	6.73%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 11, 2016
Transamerica Event Driven | Return after taxes on distributions | Class I2
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	13.25%
5 Years	rr_AverageAnnualReturnYear05	6.33%
Since Inception	rr_AverageAnnualReturnSinceInception	4.19%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 31, 2015
Transamerica Event Driven | Return after taxes on distributions and sale of fund shares | Class I
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	10.40%
Since Inception	rr_AverageAnnualReturnSinceInception	5.68%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 11, 2016
Transamerica Event Driven | Return after taxes on distributions and sale of fund shares | Class I2
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	10.06%
5 Years	rr_AverageAnnualReturnYear05	5.35%
Since Inception	rr_AverageAnnualReturnSinceInception	3.61%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 31, 2015
Transamerica Event Driven | ICE BofAML U.S. 3-Month Treasury Bill Index1 (reflects no deduction for fees, expenses or taxes) | Class I
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	0.67%	[1]
Since Inception	rr_AverageAnnualReturnSinceInception	1.39%	[1]
Transamerica Event Driven | ICE BofAML U.S. 3-Month Treasury Bill Index1 (reflects no deduction for fees, expenses or taxes) | Class I2
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	0.67%	[1]
5 Years	rr_AverageAnnualReturnYear05	1.20%	[1]
Since Inception	rr_AverageAnnualReturnSinceInception	1.05%	[1]
Transamerica Event Driven | ICE BofAML U.S. Dollar LIBOR 3-Month Constant Maturity Index (reflects no deduction for fees, expenses or taxes) | Class I
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	1.08%
Since Inception	rr_AverageAnnualReturnSinceInception	1.68%
Transamerica Event Driven | ICE BofAML U.S. Dollar LIBOR 3-Month Constant Maturity Index (reflects no deduction for fees, expenses or taxes) | Class I2
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	1.08%
5 Years	rr_AverageAnnualReturnYear05	1.50%
Since Inception	rr_AverageAnnualReturnSinceInception	1.34%
Transamerica Unconstrained Bond
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
TRANSAMERICA FUNDS
Supplement to the Currently Effective Prospectuses and
Summary Prospectuses
*     *     *
Transamerica Unconstrained Bond
Transamerica Unconstrained Bond
Effective June 1, 2021, the following replaces in its entirety the corresponding information in the Retail Prospectus and Summary Prospectus for Transamerica Unconstrained Bond in the “Performance” section under the sub-heading
“Average Annual Total Returns”:
Average Annual Total Returns (periods ended December 31, 2020)

	1 Year	5 Years	Since Inception	Inception Date
Class I				12/08/2014
Return before taxes	7.53%	5.15%	4.04%
Return after taxes on distributions	6.05%	3.69%	2.60%
Return after taxes on distributions and sale of fund shares	4.40%	3.30%	2.44%
ICE BofAML U.S. 3-Month Treasury Bill Index 1 (reflects no deduction for fees, expenses or taxes)	0.67%	1.20%	1.00%
ICE BofAML U.S. Dollar LIBOR 3-Month Constant Maturity Index (reflects no deduction for fees, expenses or taxes)	1.08%	1.50%	1.28%

1
Effective June 1, 2021, ICE BofAML U.S.
3-Month
Treasury Bill Index became the fund’s primary benchmark. Prior to June 1, 2021, the fund’s primary benchmark was the ICE BofAML U.S. Dollar LIBOR
3-Month
Constant Maturity Index. The change to the primary benchmark was made to more accurately reflect the principal investment strategies of the fund.

Effective June 1, 2021, the following replaces in its entirety the corresponding information in the Class I2 Prospectus and Summary Prospectus for Transamerica Unconstrained Bond in the “Performance” section under the sub-heading
“Average Annual Total Returns”:
Average Annual Total Returns (periods ended December 31, 2020)

	1 Year	5 Years	Since Inception	Inception Date
Class I2				12/08/2014
Return before taxes	7.64%	5.32%	4.17%
Return after taxes on distributions	6.12%	3.77%	2.66%
Return after taxes on distributions and sale of fund shares	4.46%	3.39%	2.51%
ICE BofAML U.S. 3-Month Treasury Bill Index 1 (reflects no deduction for fees, expenses or taxes)	0.67%	1.20%	1.00%
ICE BofAML U.S. Dollar LIBOR 3-Month Constant Maturity Index (reflects no deduction for fees, expenses or taxes)	1.08%	1.50%	1.28%

1
Effective June 1, 2021, ICE BofAML U.S.
3-Month
Treasury Bill Index became the fund’s primary benchmark. Prior to June 1, 2021, the fund’s primary benchmark was the ICE BofAML U.S. Dollar LIBOR
3-Month
Constant Maturity Index. The change to the primary benchmark was made to more accurately reflect the principal investment strategies of the fund.

*     *     *

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (periods ended December 31, 2020)
Transamerica Unconstrained Bond | Class I
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	7.53%
5 Years	rr_AverageAnnualReturnYear05	5.15%
Since Inception	rr_AverageAnnualReturnSinceInception	4.04%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 08, 2014
Transamerica Unconstrained Bond | Class I2
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	7.64%
5 Years	rr_AverageAnnualReturnYear05	5.32%
Since Inception	rr_AverageAnnualReturnSinceInception	4.17%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 08, 2014
Transamerica Unconstrained Bond | Return after taxes on distributions | Class I
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	6.05%
5 Years	rr_AverageAnnualReturnYear05	3.69%
Since Inception	rr_AverageAnnualReturnSinceInception	2.60%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 08, 2014
Transamerica Unconstrained Bond | Return after taxes on distributions | Class I2
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	6.12%
5 Years	rr_AverageAnnualReturnYear05	3.77%
Since Inception	rr_AverageAnnualReturnSinceInception	2.66%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 08, 2014
Transamerica Unconstrained Bond | Return after taxes on distributions and sale of fund shares | Class I
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	4.40%
5 Years	rr_AverageAnnualReturnYear05	3.30%
Since Inception	rr_AverageAnnualReturnSinceInception	2.44%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 08, 2014
Transamerica Unconstrained Bond | Return after taxes on distributions and sale of fund shares | Class I2
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	4.46%
5 Years	rr_AverageAnnualReturnYear05	3.39%
Since Inception	rr_AverageAnnualReturnSinceInception	2.51%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 08, 2014
Transamerica Unconstrained Bond | ICE BofAML U.S. 3-Month Treasury Bill Index1 (reflects no deduction for fees, expenses or taxes) | Class I
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	0.67%	[1]
5 Years	rr_AverageAnnualReturnYear05	1.20%	[1]
Since Inception	rr_AverageAnnualReturnSinceInception	1.00%	[1]
Transamerica Unconstrained Bond | ICE BofAML U.S. 3-Month Treasury Bill Index1 (reflects no deduction for fees, expenses or taxes) | Class I2
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	0.67%	[1]
5 Years	rr_AverageAnnualReturnYear05	1.20%	[1]
Since Inception	rr_AverageAnnualReturnSinceInception	1.00%	[1]
Transamerica Unconstrained Bond | ICE BofAML U.S. Dollar LIBOR 3-Month Constant Maturity Index (reflects no deduction for fees, expenses or taxes) | Class I
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	1.08%
5 Years	rr_AverageAnnualReturnYear05	1.50%
Since Inception	rr_AverageAnnualReturnSinceInception	1.28%
Transamerica Unconstrained Bond | ICE BofAML U.S. Dollar LIBOR 3-Month Constant Maturity Index (reflects no deduction for fees, expenses or taxes) | Class I2
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	1.08%
5 Years	rr_AverageAnnualReturnYear05	1.50%
Since Inception	rr_AverageAnnualReturnSinceInception	1.28%

[1]	Effective June 1, 2021, ICE BofAML U.S. 3-Month Treasury Bill Index became the fund’s primary benchmark. Prior to June 1, 2021, the fund’s primary benchmark was the ICE BofAML U.S. Dollar LIBOR 3-Month Constant Maturity Index. The change to the primary benchmark was made to more accurately reflect the principal investment strategies of the fund.